Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Summary of transactions due (to) from related parties [Table Text Block]

Related party transactions are summarized as follows:

	Successor			Predecessor
			May 1	January 1
	Year Ended		through	through
	December 31,		December 31,	April 30,
Millions of dollars	2012	2011	2010	2010
The Company billed related parties for:
Sales of products –
Apollo affiliates	$299	$375	$235	$0
Joint venture partners	738	741	488	207
Shared service agreements –
Apollo affiliates	15	13	0	0
Joint venture partners	1	11	22	3
Related parties billed the Company for:
Sales of products –
Joint venture partners	3,260	3,403	803	432
Shared service agreements –
Joint venture partners	107	115	56	28